Earnings/(loss) per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Basic and Diluted Earnings Per Share Calculation
The Company calculates basic and diluted earnings per share as follows:

	Year Ended December 31,
	2018	2019	2020
Numerator
Net (loss)/income	(12,276,520)	2,093,124	11,984,485
Less: Undistributed earnings allocated to non-vested shares	—	(8,922)	—

Net (loss)/income attributable to common shareholders, basic	(12,276,520)	2,084,202	11,984,485

Denominator

Weighted average number of shares outstanding, basic and diluted	39,860,563	39,800,434	38,357,893

(Loss)/earnings per share, basic and diluted	(0.31)	0.05	0.31